Note 10 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 CAD ($)	Feb. 07, 2023 USD ($) $ / shares shares	May 20, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	May 15, 2024 shares	Feb. 16, 2023 $ / shares	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Proceeds from issue of flow through shares						$ 0	$ 15,998
Flow-through share premium liability	$ 2,986	$ 2,986				$ 0	$ 1,969			$ 0
Proceeds from issuing shares	59,691
Proceeds from issuing shares, net of related cost	55,748
Number of shares authorised for repurchase and cancellation (in shares) | shares								8,643,374
Number of shares authorised for repurchase and cancellation as a percentage of public float								10.00%
Number of shares repurchased (in shares) | shares						0
Stock options issuance limitations, maximum percentage of allowed issuable common shares						5.00%
Option life, share options granted						3	3
Expense from share-based payment transactions with employees and consultants						$ 1,049	$ 1,124
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares						1.50%
Life of restricted share units and performance share units (Year)						5 years
Number of common shares issuable from a restricted share unit (in shares) | shares						1
Expense from share-based payment transactions						$ 3,829	$ 2,894
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares						1.00%
Stock option awards [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented						900,902	748,541
Restricted share units and performance share units [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented						200,126	292,697
Gatling Exploration Inc. [member]
Statement Line Items [Line Items]
Asset acquisition, replacement stock options issued (in shares) | shares					43,675
Share options [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions, capitalized						$ 166	$ 165
Restricted share units1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions						632	671
Restricted share units1 [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions, capitalized						141	91
Performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions						1,166	229
Performance share units [member] | Exploration and evaluation assets [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions, capitalized						112	131
Deferred share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees						$ 982	$ 869
Number of other equity instruments granted in share-based payment arrangement						76,810	70,882
Number of instruments other equity instruments granted in lieu of director fees (in shares) | shares						4,363	7,592
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted						5
Performance share unit payout, percentage						200.00%
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage						0.00%
UNITED STATES
Statement Line Items [Line Items]
Number of shares authorised for repurchase and cancellation (in shares) | shares								5,148,977
Number of shares authorised for repurchase and cancellation as a percentage of public float								5.00%
Underwriters commission expense [member]
Statement Line Items [Line Items]
Share issue related cost	3,011
Legal and filing Expense [member]
Statement Line Items [Line Items]
Share issue related cost	$ 932
Ordinary shares [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares				$ 42,558
Total number of shares issued (in shares) | shares				2,905,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 14.65
Flow-through shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares	969,450	969,450
Shares Issued, Price Per Share (in dollars per share) | (per share)	$ 17.67	$ 17.67							$ 23.75
Proceeds from issue of flow through shares		$ 17,133	$ 23,024
Share premium per share (in dollars per share) | $ / shares	$ 3.08	$ 3.08
Flow-through share premium liability	$ 2,986	$ 2,986